Accounting for Transmission Line projects Entered into by the Group - Schedule of Movement of Contract Assets (Detail) (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
BOOM Model
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Profit included in recognition of contract assets pursuant to recognition construction revenue	₨ 161	₨ 292
Derecognition of contract asset for BOOM projects transferred to trade receivable	₨ 95
Top of range [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Unwinding of contract asset percentage	9.01%	9.01%
Bottom of range [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Unwinding of contract asset percentage	7.01%	7.01%